EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on June 4, 2014 (Accession No. 0001193125-14-225792), to the currently effective Prospectuses and Statements of Additional Information, for the Deutsche X-trackers MSCI Brazil Hedged Equity ETF (formerly known as the db X-trackers MSCI Brazil Hedged Equity Fund), Deutsche X-trackers MSCI Germany Hedged Equity ETF (formerly known as the db X-trackers MSCI Germany Hedged Equity Fund), Deutsche X-trackers MSCI EAFE Hedged Equity ETF (formerly known as the db X-trackers MSCI EAFE Hedged Equity Fund), Deutsche X-trackers MSCI Emerging Markets Hedged Equity ETF (formerly known as the db X-trackers MSCI Emerging Markets Hedged Equity Fund), Deutsche X-trackers MSCI Japan Hedged Equity ETF (formerly known as the db X-trackers MSCI Japan Hedged Equity Fund), Deutsche X-trackers MSCI United Kingdom Hedged Equity ETF (formerly known as the db X-trackers MSCI United Kingdom Hedged Equity Fund), Deutsche X-trackers MSCI Europe Hedged Equity ETF (formerly known as the db X-trackers MSCI Europe Hedged Equity Fund), Deutsche X-trackers MSCI Asia Pacific ex Japan Hedged Equity ETF (formerly known as the db X-trackers MSCI Asia Pacific ex Japan Hedged Equity Fund), Deutsche X-trackers MSCI All World ex US Hedged Equity ETF (formerly known as the db X-trackers MSCI All World ex US Hedged Equity Fund), Deutsche X-trackers MSCI South Korea Hedged Equity ETF (formerly known as the db X-trackers MSCI South Korea Hedged Equity Fund), Deutsche X-trackers MSCI Mexico Hedged Equity ETF (formerly known as the db X-trackers MSCI Mexico Hedged Equity Fund), Deutsche X-trackers Harvest CSI 300 China A-Shares ETF (formerly known as the db X-trackers Harvest CSI 300 China A-Shares Fund), Deutsche X-trackers Harvest MSCI All China Equity ETF (formerly known as the db X-trackers Harvest MSCI All China Equity Fund), Deutsche X-trackers Harvest CSI 500 China A-Shares Small Cap ETF (formerly known as the db X-trackers Harvest CSI 500 China A-Shares Small Cap Fund), Deutsche X-trackers Municipal Infrastructure Revenue Bond ETF (formerly known as the db X-trackers Municipal Infrastructure Revenue Bond Fund), Deutsche X-trackers Regulated Utilities ETF (formerly known as the db X-trackers Regulated Utilities Fund), and Deutsche X-trackers Solactive Investment Grade Subordinated Debt ETF (formerly known as the db X-trackers Solactive Investment Grade Subordinated Debt Fund), each a series of DBX ETF Trust.